PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	3 Months Ended
Mar. 31, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	March 31, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000

Other collaboration receivables	68,917	54,078
Other receivables	1,077	837
Lease receivables	3,106	1,388
VAT recoverable	1,549	717
Prepayments	10,954	12,231
Total	85,603	69,251
None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The Company estimated that the expected credit loss for the above receivables as at March 31, 2024 and December 31, 2023 is insignificant.